Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 3,348	$ 2,274
Aluminum [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	2,165	1,241
Energy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	417	350
Corn [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	321	292
Wheat [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	127	129
Rice [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	100	85
Plastic [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	122	93
Sugar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 95	$ 85